STATEMENT OF INVESTMENTS
BNY Mellon Short-Term U.S. Government Securities Fund

May 31, 2020 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.3%
Collateralized Municipal-Backed Securities - 23.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K013, Cl. A2	3.97	1/25/2021	2,000,000	[a]	2,025,819
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K017, Cl. A2	2.87	12/25/2021	2,715,195	[a]	2,787,527
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K025, Cl. A1	1.88	4/25/2022	448,967	[a]	452,340
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K714, Cl. A2	3.03	10/25/2020	3,297,799	[a]	3,301,329
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K721, Cl. A2	3.09	8/25/2022	2,000,000	[a]	2,076,781
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. KL1P, Cl. A1P	2.54	10/25/2025	2,216,109	[a]	2,329,836
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2016-SB21, Cl. A5F	1.81	9/25/2021	3,554,791	[a]	3,605,245
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2016-SB22, Cl. A5F	1.78	9/25/2021	1,562,558	[a]	1,577,890
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2016-SB23, Cl. A5F	1.73	9/25/2021	2,241,557	[a]	2,265,616
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2016-SB25, Cl. A7F	2.58	10/25/2023	1,218,161	[a]	1,254,035
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2017-SB26, Cl. A5F	2.34	12/25/2021	811,270	[a]	827,496
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2017-SB35, Cl. A5F	2.25	6/25/2022	1,015,851	[a]	1,046,766

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.3% (continued)
Collateralized Municipal-Backed Securities - 23.2% (continued)
Federal National Mortgage Association, ACES, Ser. 2011-M1, Cl. A3	3.76	6/25/2021	825,999	[a]	840,675
Federal National Mortgage Association, ACES, Ser. 2011-M3, Cl. A2	3.64	7/25/2021	811,105	[a]	821,603
Federal National Mortgage Association, ACES, Ser. 2011-M8, Cl. A2	2.92	8/25/2021	816,325	[a]	830,429
Federal National Mortgage Association, ACES, Ser. 2015-M4, Cl. AV2	2.51	7/25/2022	2,292,375	[a]	2,340,694
Federal National Mortgage Association, ACES, Ser. 2016-M3, Cl. ASQ2	2.26	2/25/2023	5,523,726	[a]	5,657,806
Government National Mortgage Association, Ser. 2011-165, Cl. A	2.19	10/16/2037	3,872,148		3,892,628
Government National Mortgage Association, Ser. 2011-47, Cl. C	3.89	2/16/2042	130,220		130,270
Government National Mortgage Association, Ser. 2012-142, Cl. A	1.11	5/16/2037	816,825		809,922
Government National Mortgage Association, Ser. 2012-33, Cl. A	1.90	3/16/2040	33,918		33,907
Government National Mortgage Association, Ser. 2013-101, Cl. A	0.51	5/16/2035	1,490,215		1,484,003
Government National Mortgage Association, Ser. 2013-105, Cl. A	1.71	2/16/2037	1,686,892		1,696,398
Government National Mortgage Association, Ser. 2013-142, Cl. V	3.10	2/16/2025	1,316,023		1,378,780
Government National Mortgage Association, Ser. 2013-30, Cl. A	1.50	5/16/2042	439,381		440,458
Government National Mortgage Association, Ser. 2013-73, Cl. A	0.98	12/16/2035	4,966,639		4,944,819
Government National Mortgage Association, Ser. 2014-109, Cl. A	2.33	1/16/2046	4,708,255		4,755,131
Government National Mortgage Association, Ser. 2014-82, Cl. VG	3.00	12/16/2046	2,035,212		2,132,182
				55,740,385
Municipal Securities - 6.2%
Bay Area Toll Authority, Revenue Bonds, Refunding	2.23	4/1/2023	1,200,000		1,224,156
Gilroy Unified School District, GO, Refunding	1.73	8/1/2022	450,000		454,410
Kentucky Property & Building Commission, Revenue Bonds, Refunding, Ser. D	2.08	11/1/2023	500,000		506,340

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.3% (continued)
Municipal Securities - 6.2% (continued)
Massachusetts College Building Authority, Revenue Bonds, Refunding, Ser. C	1.90	5/1/2023	2,000,000		2,037,000
Massachusetts Water Resources Authority, Revenue Bonds, Refunding (Green Bond) Ser. F	1.77	8/1/2023	2,000,000		2,042,740
Michigan Finance Authority, Revenue Bonds, Ser. A1	2.86	9/1/2022	1,500,000		1,516,575
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. F	2.03	2/15/2023	500,000		511,260
Oregon, GO, Refunding, Ser. P	1.71	5/1/2022	1,000,000		1,022,700
Rutgers The State University of New Jersey, Revenue Bonds, Refunding, Ser. R	2.06	5/1/2022	1,000,000		1,004,360
Texas, GO, Refunding	2.78	10/1/2020	2,000,000		2,013,580
Virginia Resources Authority, Revenue Bonds, Refunding	1.89	11/1/2022	500,000		509,175
Washington, GO, Refunding, Ser. T	2.79	8/1/2020	2,000,000		2,007,400
				14,849,696
U.S. Government Agencies Mortgage-Backed - 53.1%
Federal Home Loan Mortgage Corp., REMIC, Ser. 2586, Cl. MJ	5.50	3/15/2023	154,445	[a]	162,060
Federal Home Loan Mortgage Corp., REMIC, Ser. 3242, Cl. NG	5.75	2/15/2036	262,732	[a]	265,069
Federal Home Loan Mortgage Corp., REMIC, Ser. 3527, Cl. DA	4.00	4/15/2029	228,907	[a]	236,466
Federal Home Loan Mortgage Corp., REMIC, Ser. 3530, Cl. A	4.00	5/15/2024	3,392	[a]	3,397
Federal Home Loan Mortgage Corp., REMIC, Ser. 3563, Cl. BD	4.00	8/15/2024	430,466	[a]	448,705
Federal Home Loan Mortgage Corp., REMIC, Ser. 3627, Cl. QH	4.00	1/15/2025	1,069,985	[a]	1,122,712
Federal Home Loan Mortgage Corp., REMIC, Ser. 3640, Cl. GM	4.00	3/15/2025	741,731	[a]	778,223
Federal Home Loan Mortgage Corp., REMIC, Ser. 3726, Cl. KG	2.50	4/15/2025	131,539	[a]	132,789
Federal Home Loan Mortgage Corp., REMIC, Ser. 3773, Cl. PA	3.50	6/15/2025	116,106	[a]	116,681
Federal Home Loan Mortgage Corp., REMIC, Ser. 3810, Cl. QB	3.50	2/15/2026	1,019,903	[a]	1,072,433
Federal Home Loan Mortgage Corp., REMIC, Ser. 3816, Cl. HA	3.50	11/15/2025	1,867,874	[a]	1,991,906
Federal Home Loan Mortgage Corp., REMIC, Ser. 3820, Cl. TB	3.50	3/15/2026	1,411,056	[a]	1,494,024
Federal Home Loan Mortgage Corp., REMIC, Ser. 3834, Cl. EA	3.50	6/15/2029	468,186	[a]	474,066

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.3% (continued)
U.S. Government Agencies Mortgage-Backed - 53.1% (continued)
Federal Home Loan Mortgage Corp., REMIC, Ser. 3909, Cl. NG	4.00	8/15/2026	1,683,936	[a]	1,794,059
Federal Home Loan Mortgage Corp., REMIC, Ser. 3928, Cl. A	3.00	9/15/2025	247,565	[a]	249,154
Federal Home Loan Mortgage Corp., REMIC, Ser. 3942, Cl. AC	2.00	10/15/2021	119,042	[a]	119,701
Federal Home Loan Mortgage Corp., REMIC, Ser. 3945, Cl. A	3.00	3/15/2026	348,593	[a]	357,312
Federal Home Loan Mortgage Corp., REMIC, Ser. 3952, Cl. MA	3.00	11/15/2021	576,416	[a]	585,077
Federal Home Loan Mortgage Corp., REMIC, Ser. 3962, Cl. MA	4.00	4/15/2029	199,049	[a]	199,157
Federal Home Loan Mortgage Corp., REMIC, Ser. 3964, Cl. QA	3.00	11/15/2026	862,406	[a]	904,257
Federal Home Loan Mortgage Corp., REMIC, Ser. 3987, Cl. A	2.00	9/15/2026	180,452	[a]	184,168
Federal Home Loan Mortgage Corp., REMIC, Ser. 3998, Cl. KG	2.00	11/15/2026	4,323,950	[a]	4,413,845
Federal Home Loan Mortgage Corp., REMIC, Ser. 4016, Cl. AB	2.00	9/15/2025	447,681	[a]	449,223
Federal Home Loan Mortgage Corp., REMIC, Ser. 4020, Cl. PC	1.75	3/15/2027	452,113	[a]	460,408
Federal Home Loan Mortgage Corp., REMIC, Ser. 4029, Cl. LA	2.00	1/15/2027	2,611,908	[a]	2,660,981
Federal Home Loan Mortgage Corp., REMIC, Ser. 4079, Cl. WA	2.00	8/15/2040	1,079,378	[a]	1,085,595
Federal Home Loan Mortgage Corp., REMIC, Ser. 4086, Cl. VA	3.50	12/15/2025	815,531	[a]	834,338
Federal Home Loan Mortgage Corp., REMIC, Ser. 4174, Cl. VA	3.50	6/15/2024	1,224,504	[a]	1,278,364
Federal Home Loan Mortgage Corp., REMIC, Ser. 4176, Cl. BA	3.00	2/15/2033	78,778	[a]	78,766
Federal Home Loan Mortgage Corp., REMIC, Ser. 4216, Cl. KC	1.75	6/15/2028	1,620,463	[a]	1,645,730
Federal Home Loan Mortgage Corp., REMIC, Ser. 4265, Cl. DA	4.00	6/15/2026	1,381,161	[a]	1,448,539
Federal Home Loan Mortgage Corp., REMIC, Ser. 4287, Cl. AB	2.00	12/15/2026	351,372	[a]	359,559
Federal Home Loan Mortgage Corp., REMIC, Ser. 4304, Cl. DA	2.50	1/15/2027	473,152	[a]	483,596
Federal Home Loan Mortgage Corp., REMIC, Ser. 4338, Cl. VA	4.25	7/15/2025	2,076,062	[a]	2,183,056
Federal Home Loan Mortgage Corp., REMIC, Ser. 4386, Cl. AB	3.00	9/15/2029	681,896	[a]	708,758
Federal Home Loan Mortgage Corp., REMIC, Ser. 4480, Cl. VW	3.50	10/15/2026	2,168,674	[a]	2,207,196

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.3% (continued)
U.S. Government Agencies Mortgage-Backed - 53.1% (continued)
Federal Home Loan Mortgage Corp., REMIC, Ser. 4532, Cl. VW	3.50	4/15/2027	1,307,144	[a]	1,334,305
Federal Home Loan Mortgage Corp., REMIC, Ser. 4801, Cl. LT	4.00	12/15/2043	975,000	[a]	1,003,810
Federal National Mortgage Association, REMIC, Ser. 2005-63, Cl. HB	5.00	7/25/2025	227,588	[a]	239,097
Federal National Mortgage Association, REMIC, Ser. 2009-21, Cl. HB	4.50	4/25/2024	78,136	[a]	78,744
Federal National Mortgage Association, REMIC, Ser. 2010-112, Cl. CY	4.00	10/25/2025	2,054,031	[a]	2,147,578
Federal National Mortgage Association, REMIC, Ser. 2010-117, Cl. DE	2.00	5/25/2025	555,076	[a]	560,995
Federal National Mortgage Association, REMIC, Ser. 2010-124, Cl. AG	1.75	11/25/2020	50,275	[a]	50,279
Federal National Mortgage Association, REMIC, Ser. 2010-68, Cl. DA	4.50	10/25/2037	1,229,813	[a]	1,246,908
Federal National Mortgage Association, REMIC, Ser. 2011-71, Cl. BA	4.00	5/25/2037	893,684	[a]	917,560
Federal National Mortgage Association, REMIC, Ser. 2011-79, Cl. GC	2.00	12/25/2022	631,947	[a]	637,351
Federal National Mortgage Association, REMIC, Ser. 2011-79, Cl. HD	2.00	12/25/2022	319,730	[a]	322,464
Federal National Mortgage Association, REMIC, Ser. 2011-88, Cl. M	3.50	9/25/2026	931,026	[a]	977,294
Federal National Mortgage Association, REMIC, Ser. 2012-11, Cl. DV	4.00	4/25/2023	682,627	[a]	690,645
Federal National Mortgage Association, REMIC, Ser. 2012-127, Cl. DH	4.00	11/25/2027	486,975	[a]	496,993
Federal National Mortgage Association, REMIC, Ser. 2012-148, Cl. DC	1.50	1/25/2028	2,113,468	[a]	2,145,203
Federal National Mortgage Association, REMIC, Ser. 2012-50, Cl. LV	3.50	8/25/2023	763,915	[a]	789,673

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.3% (continued)
U.S. Government Agencies Mortgage-Backed - 53.1% (continued)
Federal National Mortgage Association, REMIC, Ser. 2012-78, Cl. KB	1.75	7/25/2027	580,972	[a]	594,224
Federal National Mortgage Association, REMIC, Ser. 2012-98, Cl. YM	1.50	9/25/2027	2,034,077	[a]	2,066,952
Federal National Mortgage Association, REMIC, Ser. 2013-103, Cl. AW	3.50	2/25/2043	809,849	[a]	814,148
Federal National Mortgage Association, REMIC, Ser. 2013-108, Cl. GA	3.00	6/25/2030	446,640	[a]	459,149
Federal National Mortgage Association, REMIC, Ser. 2013-17, Cl. PG	3.50	3/25/2039	1,009,696	[a]	1,024,696
Federal National Mortgage Association, REMIC, Ser. 2013-30, Cl. DA	1.75	4/25/2028	632,043	[a]	647,627
Federal National Mortgage Association, REMIC, Ser. 2013-39, Cl. MP	1.75	5/25/2028	1,766,882	[a]	1,789,758
Federal National Mortgage Association, REMIC, Ser. 2013-91, Cl. CA	4.00	4/25/2039	2,417,142	[a]	2,452,540
Federal National Mortgage Association, REMIC, Ser. 2014-34, Cl. LC	2.50	6/25/2029	918,099	[a]	957,905
Federal National Mortgage Association, REMIC, Ser. 2014-82, Cl. LV	3.00	4/25/2026	813,941	[a]	847,209
Government National Mortgage Association, Ser. 2010-46, Cl. CB	3.00	3/20/2039	89,553		90,025
Government National Mortgage Association, Ser. 2012-13, Cl. KL	3.00	7/20/2038	348,316		349,163
Government National Mortgage Association, Ser. 2015-159, CI. EW	2.50	5/20/2041	1,659,970		1,684,707
Federal Home Loan Mortgage Corp.:
2.50%, 3/1/2027-12/1/2027			4,977,904	[a]	5,239,769
3.00%, 9/1/2026-3/1/2027			2,236,643	[a]	2,382,199
3.50%, 10/1/2026-5/1/2027			1,754,172	[a]	1,835,925
4.00%, 10/1/2025-6/1/2026			2,185,953	[a]	2,315,778
4.50%, 11/1/2024-2/1/2034			2,144,196	[a]	2,286,135
Federal National Mortgage Association:
1.94%, 11/1/2022			464,453	[a]	471,285
2.12%, 9/1/2021			2,000,000	[a]	2,034,714
2.17%, 1/1/2023			1,885,047	[a]	1,945,950
2.18%, 3/1/2022			1,000,000	[a]	1,016,296

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.3% (continued)
U.S. Government Agencies Mortgage-Backed - 53.1% (continued)
2.25%, 1/1/2024			1,865,787	[a]	1,914,455
2.28%, 5/1/2023			1,500,000	[a]	1,511,658
2.31%, 8/1/2022			985,169	[a]	1,009,746
2.36%, 12/1/2022			2,365,216	[a]	2,448,464
2.38%, 3/1/2023			2,816,678	[a]	2,928,062
2.44%, 8/1/2022			1,237,413	[a]	1,267,086
2.50%, 11/1/2026-9/1/2027			4,433,188	[a]	4,661,666
2.55%, 9/1/2022			1,904,697	[a]	1,956,808
2.64%, 7/1/2022			2,939,783	[a]	3,013,965
2.66%, 8/1/2022			771,072	[a]	792,019
2.74%, 10/1/2022			1,500,000	[a]	1,548,032
2.78%, 3/1/2022			2,328,887	[a]	2,381,556
3.00%, 11/1/2026-9/1/2027			2,352,320	[a]	2,484,072
3.26%, 1/1/2022			1,641,181	[a]	1,694,696
3.32%, 12/1/2021			2,385,707	[a]	2,443,068
3.50%, 8/1/2026-5/1/2027			2,303,155	[a]	2,435,591
3.85%, 12/1/2021			1,020,076	[a]	1,047,833
4.00%, 5/1/2029-7/1/2029			3,072,944	[a]	3,259,037
4.07%, 7/1/2020			2,172,562	[a]	2,171,398
4.50%, 11/1/2022			36,935	[a]	38,952
5.00%, 3/1/2027			1,623,718	[a]	1,711,629
6.00%, 8/1/2022			307,919	[a]	315,295
Government National Mortgage Association I:
4.00%, 8/15/2024-7/15/2027			1,427,965		1,511,047
Government National Mortgage Association II:
3.00%, 4/20/2027			1,107,499		1,159,073
3.50%, 3/20/2026			399,871		421,256
4.50%, 7/20/2024-5/20/2025			1,290,616		1,382,006
				127,442,893
U.S. Treasury Securities - 16.8%
U.S. Treasury Notes	0.13	5/15/2023	8,000,000		7,984,219
U.S. Treasury Notes	0.25	4/15/2023	5,000,000		5,010,059
U.S. Treasury Notes	1.50	8/15/2022	5,750,000		5,919,019
U.S. Treasury Notes	1.50	2/28/2023	6,500,000		6,735,371
U.S. Treasury Notes	1.63	8/31/2022	5,500,000		5,679,395
U.S. Treasury Notes	1.63	10/31/2023	5,000,000		5,241,602
U.S. Treasury Notes	1.75	7/15/2022	3,750,000		3,875,610
				40,445,275
Total Bonds and Notes (cost $234,662,390)			238,478,249

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - .6%
Registered Investment Companies - .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $1,280,618)	0.21	1,280,618	[b] 1,280,618
Total Investments (cost $235,943,008)		99.9%	239,758,867
Cash and Receivables (Net)		0.1%	352,394
Net Assets		100.0%	240,111,261

ACES—Alternative Credit Enhancement Securities

GO—General Obligation

REMIC—Real Estate Mortgage Investment Conduit

a The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

b Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Short-Term U.S. Government Securities Fund

May 31, 2020 (Unaudited)

The following is a summary of the inputs used as of May 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Collateralized Municipal-Backed Securities	-	55,740,385	-	55,740,385
Investment Companies	1,280,618	-	-	1,280,618
Municipal Securities	-	14,849,696	-	14,849,696
U.S. Government Agencies Mortgage-Backed	-	127,442,893	-	127,442,893
U.S. Treasury Securities	-	40,445,275	-	40,445,275

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing

NOTES

services (each, a “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At May 31, 2020, accumulated net unrealized appreciation on investments was $3,815,859, consisting of $3,984,864 gross unrealized appreciation and $169,005 gross unrealized depreciation.

At May 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.